CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 8: CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	September 30,	December 31,
	2023	2022
Convertible Notes - Issued in fiscal year 2020	97,946	97,946
Convertible Notes - Issued in fiscal year 2021	508,440	600,400
Convertible Notes - Issued in fiscal year 2022	1,712,194	3,710,440
Convertible Notes - Issued in fiscal year 2023	2,211,083	-
	4,529,663	4,408,786
Less debt discount and debt issuance cost	(1,289,241)	(176,685)
	3,240,422	4,232,101
Less current portion of convertible notes payable	3,142,476	4,134,155
Long-term convertible notes payable	$97,946	$97,946

During the nine months ended September 30, 2023 and September 30, 2022, we recognized interest expense of $431,806 and $433,940, respectively, and amortization of debt discount expense of $544,675 and $651,383, respectively.

During the three months ended September 30, 2023 and September 30, 2022, we recognized interest expense of $145,164 and $59,002 and amortization of debt discount, included in interest expense of $398,838 and $15,373, respectively.

Conversion

During the nine months ended September 30, 2023, we converted notes with principal amounts and accrued interest of $357,592 into 21,428 shares of Common Stock.

Convertible notes payable consists of the following:

Promissory Notes - Issued in fiscal year 2020

In 2020, we issued convertible promissory notes with principal amounts totaling $100,000. The 2020 Promissory Notes have the following key provisions:

●	Terms 60 months.

●	Annual interest rates of 5%.

●	Conversion price fixed at $0.01.

Promissory Notes - Issued in fiscal year 2021

In 2021, we issued convertible promissory notes with principal amounts totaling $1,696,999, which resulted in cash proceeds of $1,482,000 after financing fees of $214,999 were deducted. The 2021 Convertible Notes have the following key provisions:

●	Terms ranging from 90 days to 12 months.

●	Annual interest rates of 5% to 12%.

●	Convertible at the option of the holders after varying dates.

●	Conversion price based on a formula corresponding to a discount (39% discount) off the average closing price or lowest trading price of our Common Stock for the 20 prior trading days including the day on which a notice of conversion is received.

●	The Mast Hill Fund, LLC convertible promissory note matured on October 19, 2022. The default annual interest rate of 16% is the effective interest rate on the past due principal and interest. As of September 30, 2023 the note had a principle balance of $508,440 and accrued interest of $60,286.

The 2021 Convertible Notes also were associated with the following:

●	The issuance of 2 shares of Common Stock valued at $133,663.

●	The issuance of 197 warrants to purchase shares of Common Stock with an exercise price a range from $4,464 to $21,600. The term in which the warrants can be exercised is 5 years from issue date. (Note 12)

During the nine months ended September 30, 2023, in connection with the 2021 Convertible Notes, we repaid principal in the amount of $38,490 and interest expense of $39,822.

Promissory Notes - Issued in fiscal year 2022

During the year ended December 31, 2022, we issued convertible promissory notes with principal amounts totaling $2,120,575, which resulted in cash proceeds of $1,857,800 after deducting a financing fee of $262,775. The 2022 Convertible Notes have the following key provisions:

●	Terms ranging from 3 to 12 months.

●	Annual interest rates of 9% to 20%.

●	Convertible at the option of the holders after varying dates.

●	Conversion price based on a formula corresponding to a discount (20% or 39% discount) off the lowest trading price of our Common Stock for the 20 prior trading days including the day on which a notice of conversion is received, although one of the 2022 Convertible Notes establishes a fixed conversion price of $2,700 per share.

●	924 shares of Common Stock valued at $473,691 issued in conjunction with convertible notes.

●	On June 30, 2023, we entered into a Note Exchange Agreement (the “Note Exchange Agreement”) with Westland Properties LLC (the “Noteholder”), pursuant to which we agreed with Westland Properties LLC to exchange one outstanding note with a total outstanding balance of $5,398,299 for a new note with an aggregate value of $665,000 (the “New Note”). The New Note matures on June 1, 2024, and calls for payments of (i) $115,000 on or prior to July 25, 2023, (ii) nine monthly payments to the noteholder in the amount of $38,889 each, with the first payment beginning September 1, 2023 and (iii) $200,000 on the earlier of (a) three business days following our successful listing on any of the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market or the New York Stock Exchange or (b) the receipt of not less than $4,000,000 in funding from a single transaction. If the conditions for payment of the above $200,000 are not met, but we raise capital in excess of $500,000 in a single closing, then 25% of any capital raised in such closing shall be used to satisfy the $200,000 payment. We followed ASC470 Trouble Debt Restructuring, to record a gain on settlement of debt for $4,904,081.

In connection with the adoption of ASU 2020-06 on January 1, 2022, we reclassified $517,500, previously allocated to the conversion feature, from additional paid-in capital to convertible notes on our balance sheet. The reclassification was recorded to combine the two legacy units of account into a single instrument classified as a liability. As of January 1, 2022, we also recognized a cumulative effect adjustment of $439,857 to accumulated deficit on our balance sheet, that was primarily driven by the derecognition of interest expense related to the accretion of the debt discount as required under the legacy accounting guidance. Under ASU 2020-06, we will no longer incur non-cash interest expense related to the accretion of the debt discount associated with the embedded conversion option.

Promissory Notes - Issued in fiscal year 2023

During the nine months ended September 30, 2023, we issued convertible promissory notes with principal amounts totaling $2,211,083, which resulted in cash proceeds of $2,015,000 after deducting a financing fee of $462,112. The 2023 Convertible Notes have the following key provisions:

●	Terms ranging from 9 to 12 months.

●	Annual interest rates of 9% to 20%.

●	Convertible at the option of the holders after varying dates.

●	Conversion price based on a formula corresponding to a discount (20% or 30% discount) off the lowest trading price of our Common Stock for the 20 prior trading days including the day on which a notice of conversion is received, although one of the 2023 Convertible Notes establishes a fixed conversion price of $.50 per share and two of the 2023 Convertible Notes have a fixed conversion price of $.005 per share.

●	As of the nine months ended September 30, 2023, there were no derivative liabilities.

NOTE 9: CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	December 31,	December 31,
	2022	2021
Convertible Notes - Issued in fiscal year 2020	97,946	100,000
Convertible Notes - Issued in fiscal year 2021	600,400	1,607,857
Convertible Notes - Issued in fiscal year 2022	3,710,440	-
	4,408,786	1,707,857
Less debt discount and debt issuance cost	(176,685)	(691,569)
	4,232,101	1,016,288
Less current portion of convertible notes payable	4,134,155	993,931
Long-term convertible notes payable	$97,946	$22,357

During the years ended December 31, 2022 and 2021, the Company recognized interest expense on convertible notes payable of $3,795,591 and $131,623, and amortization of debt discount, included in interest expense of $911,020 and $478,582, respectively.

Replacement of note

During the year ended December 31, 2020, the Company assigned a portion of note with outstanding principal amounts of $150,000 to a lender. Our CEO paid $135,000 to repay a principal amount of $81,000 on behalf of the company. As a result, the Company recorded due to related party of $135,000 and loss on settlement of debt of $54,000.

Effective September 30, 2020, the Company exchanged (i) its convertible promissory note originally issued on March 20, 2020 in the amount of $125,000 (referred to herein as the Granite Note); and, (ii) the Common Stock Purchase Warrant dated 18 March 2020 for the issuance of sixteen (16) shares of Company Common Stock (the “Granite Warrant”) for the issuance of a new convertible promissory note issued in favor of Blue Citi LLC in the amount of $325,000 (the “Exchange Note”). Both the Granite Note and the Granite Warrant were cancelled as a result of the exchange and the issuance of the Exchange Note. Terms of the Exchange Note include, without limitation, the following:

a.	Principal balance of $325,000, which includes all accrued and unpaid interest on the Granite Note;

b.	No further interest shall accrue so long as there is no event of default;

c.	Conversions into common stock under the Exchange Note shall be effected at the lowest closing stock price during the five (5) days preceding any conversion, with -0- discount and a conversion price not below $112;

d.	No prepayment premiums or penalties; and

e.	Maturity date of September 30, 2021. Notes were fully converted in February 2021

Effective November 17, 2020, the Company entered into a Settlement and Release Agreement (the “Settlement Agreement”) with an existing lender to, among things, settle all dispute regarding a convertible promissory note, and exchanged that note for a newly issued note. The disputed note, referred to herein as the “Smea2z Note”, was originally issued on October 23, 2018 in favor of Smea2z LLC in the original principal amount of Two Hundred Twenty Thousand Dollars ($220,000). Subsequent to the issuance of the Smea2z Note, a series of agreements were executed which amended various terms and conditions of the Smea2z Note, resulting in, among other things, a purported principal balance of Six Hundred Thousand Eight Hundred Fifty Dollars ($608,850). As a result of the Settlement Agreement, the Smea2z Note was cancelled, and a new note was issued (the “Exchange Note”) in exchange for the Smea2z Note. The Exchange Note was issued as of November 17, 2020 in the reduced original principal amount of Four Hundred Thousand Dollars ($400,000). The Exchange Note further provides as follows:

a.	No further interest shall accrue so long as there is no event of default;

b.	Maturity date remains the same: 30 June 2021;

c.	No right to prepay;

d.	Conversion price is fixed at $56;

e.	Typical events of default for such a note, as well as a default in the event the closing price for the Company’s common stock is less than $56 for at least 5-consecutive days; and

f.	Leak out provision:

1.	One conversion per week, for no more than forty million shares;

2.	If the trading volume for the Company’s common stock exceeds fifty million shares on any day, a second conversion may be exercised during that week, again for no more than forty million shares (a total of eighty million shares for that week). Notes were fully converted in February 2021

Effective November 18, 2020, the Company entered into an agreement with three existing investors in the Company

(the “Warrant Holders”), each of which was the holder of warrants issued the Company. The total number of warrants (collectively, the “Exchanged Warrants”) held by the Warrant Holders totaled 39. The Company and the Warrant Holders agreed to exchange the Exchanged Warrants for three newly issued promissory notes (the “Warrant Exchange Notes”). As a result of the exchange, the Exchanged Warrants were cancelled and of no further force and effect. The Warrants Exchange Notes were issued as of November 18, 2020, in the total original principal amount of One Hundred Thousand Dollars ($100,000). The Warrant Exchange Notes further provide as follows: (i) interest accrues at 5% per annum; (ii) maturity date of November 18, 2025; (iii) no right to prepay; (iv) fixed conversion price of $160; and, (v) typical events of default for such a note.

Conversion

During the year ended December 31, 2022, the Company converted notes with principal amounts and accrued interest of $653,796 into 998,899 shares of common stock.

During the year ended December 31, 2021, the Company converted notes with principal amounts and accrued interest of $1,450,150 into 41 shares of common stock. The corresponding derivative liability at the date of conversion of $392,703 was credited to additional paid in capital.

Convertible notes payable consists of the following:

Promissory Notes - Issued in fiscal year 2020

During the twelve months ended December 31, 2020, the Company issued a total of $2,466,500 of notes with the following terms:

●	Terms ranging from 5 months to 60 months.

●	Annual interest rates of 0% - 25%.

●	Convertible at the option of the holders at issuance date, after maturity date or 6 months after issuance date.

●	Conversion prices are typically based on the discounted (25% to 50% discount) average closing prices or lowest trading prices of the Company’s shares during various periods prior to conversion. Certain note has a fixed conversion price ranging from $16 to $112. Certain note has a fixed conversion price of $0.5 for a first 5 months Certain note allows the principal amount will increase by $15,000 and the discount rate of conversion price will decrease by 18% if the conversion price is less than $160.

As of December 31, 2021, $100,000 notes that were issued in fiscal year 2020 were outstanding.

Promissory Notes - Issued in fiscal year 2021

During the year ended December 31, 2021, the Company issued convertible notes of $1,696,999 for cash proceeds of $1,482,000 after deducting financing fee of $214,999 with the following terms;

●	Terms ranging from 90 days to 12 months.

●	Annual interest rates of 5% to 12%.

●	Convertible at the option of the holders after varying dates.

●	Conversion prices are typically based on the discounted (39% discount) average closing prices or lowest trading prices of the Company’s shares during 20 periods prior to conversion.

●	2 shares of common stock valued at $133,663 issued in conjunction with convertible notes.

●	197 warrants to purchase shares of common stock with an exercise price a range from $4,464 to 21,600 granted in conjunction with convertible notes. The term of warrant is 5 years from issue date. (Note 12)

●

The convertible note on October 19, 2021 by the Company in favor of Mast Hill Fund matured on October 19, 2022 which triggered the conversion provision, the default interest rate of 16% and penalty of 125% additional principal based on the outstanding principal balance and accrued interest. As a result of additional principal penalty, the outstanding principal balance increase $91,311 and the effective interest rate increased to 16%.

●	The convertible note on December 21, 2021 by the Company in favor of Westland Properties, LLC matured on December 21, 2022 which triggered the default interest rate of 24% and penalty of 125% additional principal based on the outstanding principal balance and accrued interest. The Company broke certain covenants of the convertible note related to the failure of the Company uplist 60 days from the note issuance date that triggered a 10% penalty of the outstanding principal and additional 5% of the outstanding principal every 10 calendar days until the uplist is completed or the note is paid off. The conversion provision triggered on the 6 month anniversary of the note as a result of not completing the uplist. As a result of the covenants, outstanding principal increased by $1,974,914 and the effective interest rate increased to 24% with an additional 5% every 10 days until uplist.

As of December 31, 2021, $1,607,857 notes that were issued in fiscal year 2021 were outstanding.

Convertible note with outstanding balance $361,869 is in default as of October 19, 2022 with a default interest rate of 16%. We are in communication with the lender.

Convertible note with outstanding balance $238,532 is in default as of December 21, 2022 with a default interest rate of 24%. We are in communication with the lender.

Promissory Notes - Issued in fiscal year 2022

During the year ended December 31, 2022, we issued convertible promissory notes with principal amounts totaling $2,120,575, which resulted in cash proceeds of $1,857,800 after deducting a financing fee of $262,775. The 2022 Convertible Notes have the following key provisions:

●	Terms ranging from 3 to 12 months.

●	Annual interest rates of 9% to 20%.

●	Convertible at the option of the holders after varying dates.

●	Conversion price based on a formula corresponding to a discount (20% or 39% discount) off the lowest trading price of our Common stock for the 20 prior trading days including the day on which a notice of conversion is received, although one of the 2022 Convertible Notes establishes a fixed conversion price of $4.50 per share.

●	924 shares of common stock valued at $473,691 issued in conjunction with convertible notes.

In connection with the adoption of ASU 2020-06 on January 1, 2022, we reclassified $517,500, previously allocated to the conversion feature, from additional paid-in capital to convertible notes on our balance sheet. The reclassification was recorded to combine the two legacy units of account into a single instrument classified as a liability. As of January 1, 2022, we also recognized a cumulative effect adjustment of $439,857 to accumulated deficit on our balance sheet, that was primarily driven by the derecognition of interest expense related to the accretion of the debt discount as required under the legacy accounting guidance. Under ASU 2020-06, we will no longer incur non-cash interest expense related to the accretion of the debt discount associated with the embedded conversion option.